Offerings	Jan. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, no par value per share
Amount Registered | shares
Proposed Maximum Offering Price per Unit | shares
Maximum Aggregate Offering Price | $	$ 687,093,168.67	[1]
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 94,887.57
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(f)(1) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the proposed maximum aggregate offering price is an amount equal to the product of (i) 41,688,435 common shares of MFS Charter Income Trust (“MCR”), 32,590,193 common shares of MFS Government Markets Income Trust (“MGF”), 17,901,986 common shares of MFS Intermediate High Income Fund (“CIF”) and 113,798,238 common shares of MFS Intermediate Income Trust (“MIN”), the estimated maximum number of common shares of MCR, MGF, CIF and MIN, respectively, that may be exchanged for common shares of MFS Multimarket Income Trust (“MMT”) in accordance with the terms of the Agreement and Plan of Reorganization, and (ii) $6.27, $3.02, $1.715, and $2.615 the average of the high and low trading price of shares of common stock of MCR, MGF, CIF and MIN, respectively, on January 21, 2026 (within five business days prior to the date of filing of this Registration Statement).
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, no par value per share
Amount Registered | shares
Proposed Maximum Offering Price per Unit | shares
Maximum Aggregate Offering Price | $	$ 1,000,000	[2]
Amount of Registration Fee | $	$ 138.1
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act solely for the purpose of determining the registration fee.

[1]	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(f)(1) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the proposed maximum aggregate offering price is an amount equal to the product of (i) 41,688,435 common shares of MFS Charter Income Trust (“MCR”), 32,590,193 common shares of MFS Government Markets Income Trust (“MGF”), 17,901,986 common shares of MFS Intermediate High Income Fund (“CIF”) and 113,798,238 common shares of MFS Intermediate Income Trust (“MIN”), the estimated maximum number of common shares of MCR, MGF, CIF and MIN, respectively, that may be exchanged for common shares of MFS Multimarket Income Trust (“MMT”) in accordance with the terms of the Agreement and Plan of Reorganization, and (ii) $6.27, $3.02, $1.715, and $2.615 the average of the high and low trading price of shares of common stock of MCR, MGF, CIF and MIN, respectively, on January 21, 2026 (within five business days prior to the date of filing of this Registration Statement).
[2]	Estimated pursuant to Rule 457(o) under the Securities Act solely for the purpose of determining the registration fee.